ISSUANCE OF DEBT SECURITIES - Banco Supervielle S.A. (Details) - Banco Supervielle S.A. - USD ($)	Jun. 12, 2020	Dec. 02, 2019	Mar. 06, 2018	Sep. 22, 2016
Global Program for Issuance of Negotiable Obligations
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued			$ 2,300,000	$ 800,000
Simple Negotiable Obligations Issuance Global Program
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued		$ 300,000
Simple Negotiable Obligations Issuance Global Program | Global program for issuance of a class G non-subordinated negotiable obligation
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued	$ 30,000,000
New Negotiable Obligations Issuance Global Program
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued		$ 2,300,000
New Negotiable Obligations Issuance Global Program | Global program for issuance of a class G non-subordinated negotiable obligation
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued	$ 50,000,000